CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME [Abstract]
Net profit for the year	S/ 4,745,388	S/ 3,671,829	S/ 334,138
To be reclassified to profit or loss in subsequent periods:
Net (loss) gain on investments at fair value through other comprehensive income	(1,622,912)	(2,491,907)	870,218
Income tax	82,459	52,086	(11,717)
Other comprehensive income, net of tax, financial assets measured at fair value through other comprehensive income	(1,540,453)	(2,439,821)	858,501
Net movement of cash flow hedge reserves	1,246	58,586	(15,183)
Income tax	(158)	(16,834)	3,933
Other comprehensive income, net of tax, cash flow hedges	1,088	41,752	(11,250)
Other reserves	938,442	769,291	(263,820)
Income tax	0	(26,846)	26,846
Other reserves, net of tax	938,442	742,445	(236,974)
Exchange differences on translation of foreign operations	(296,402)	161,168	257,052
Net movement in hedges of net investments in foreign businesses	39,587	(57,319)	(1,219)
Other comprehensive income, net of tax, exchange differences on translation of foreign operations	(256,815)	103,849	255,833
Total	(857,738)	(1,551,775)	866,110
Not to be reclassified to profit or loss in subsequent periods:
Net loss on equity instruments designated at fair value through other comprehensive income	(35,384)	(113,686)	(82,586)
Income tax	2,109	5,402	3,414
Total	(33,275)	(108,284)	(79,172)
Total other comprehensive income	(891,013)	(1,660,059)	786,938
Total comprehensive income for the year, net of income tax	3,854,375	2,011,770	1,121,076
Attributable to:
Credicorp's equity holders	3,747,078	1,954,586	1,124,603
Non-controlling interest	107,297	57,184	(3,527)
Total comprehensive income for the year, net of income tax	S/ 3,854,375	S/ 2,011,770	S/ 1,121,076